Statutory Requirements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statutory Requirements
Common share dividends	$ 657.8	$ 449.7
Dividend capacity available	3,164.7
North American Insurers
Statutory Requirements
Dividend capacity available	702.4
North American Insurers | Northbridge
Statutory Requirements
Dividend capacity available	362.1
North American Insurers | Crum & Forster
Statutory Requirements
Dividend capacity available	269.7
North American Insurers | Zenith National
Statutory Requirements
Dividend capacity available	70.6
Global Insurers and Reinsurers
Statutory Requirements
Dividend capacity available	2,368.6
Global Insurers and Reinsurers | Allied World
Statutory Requirements
Dividend capacity available	1,475.2
Global Insurers and Reinsurers | Odyssey Group
Statutory Requirements
Dividend capacity available	788.8
Global Insurers and Reinsurers | Brit
Statutory Requirements
Dividend capacity available	104.6
International Insurers and Reinsurers | Gulf Insurance
Statutory Requirements
Dividend capacity available	93.7
Insurance and reinsurance companies
Statutory Requirements
Common share dividends	$ 1,955.6	$ 787.8